Goodwill and Other Intangible Assets	12 Months Ended
Sep. 30, 2012
Goodwill and Other Intangible Assets

Note 2: Goodwill and Other Intangible Assets

Goodwill and other intangible assets include cost in excess of net assets acquired and core deposit intangibles recorded in connection with certain acquisitions. Management tests goodwill for impairment on an annual basis, or more often if events or circumstances indicate there may be impairment. The core deposit intangibles are being amortized over the average remaining life of the acquired customer deposits, ranging from five to thirteen years. The Company recorded amortization expense related to the core deposit intangible of $547,153, $237,437, and $183,194 for the years ended September 30, 2012, 2011, and 2010, respectively.

At September 30, 2012 and 2011, intangible assets are summarized as follows:

	September 30,
	2012	2011

Goodwill	$4,325,282	$4,325,282

Core deposit intangible	$3,369,449	$3,369,449
Less accumulated amortization	2,089,140	1,541,987

	$1,280,309	$1,827,462

Amortization expense for the core deposit intangible for the next five years as of September 30, 2012 is as follows:

Year Ending September 30

2013	$476,422
2014	380,210
2015	266,180
2016	132,887
2017	24,610

$1,280,309